Other Liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Miscellaneous liabilities [abstract]
Accrued expenses		¥ 1,049,758	¥ 864,903
Unearned income		80,853	72,566
Financial guarantees and other credit-related contingent liabilities		53,954	55,094
Due to trust account		956,170	1,041,661
Payables to brokers, dealers and customers for securities transactions		7,872,849	3,089,000
Payables related to credit card services		1,560,347	1,439,564
Obligations from factoring transactions		189,179	233,589
Retirement benefit liabilities		35,829	34,996
Guarantee deposits and derivative cash collateral received		2,038,668	1,326,187
Liabilities directly associated with the assets held for sale	[1]	422,621
Others		2,507,156	2,663,881
Total other liabilities		¥ 16,767,384	¥ 10,821,441

[1]	The liabilities related to SMBC MANUBANK’s commercial banking business were classified as held for sale during the fiscal year ended March 31, 2026.